INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
6.	INTANGIBLE ASSETS

The Company is continuing software development and is recognizing costs related to these activities as expenses during the period in which they are incurred. Intangible assets amounting to $137,611 were capitalized during the year ended and as at December 31, 2016. The Company evaluates the recoverability of the infinite-lived intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable.